UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Delux Long-Short Fund

September 30, 2012

Delux Capital Group LLC

400 West Market Street,

Suite 2200

Louisville, KY 40202

September 30,2012

Annual ShareholderLetter

Dear Shareholder,

 The Delux Long-Short Fund momentum investment strategy was intended to identify stocks with positive (negative) price and earnings momentum and go long (short) those stocks. Monthly returns tended to vary according to the international headlines more than investor focus on corporate fundamentals. When issues such as the Greek debt crisis and the Euro currency, among others, dominated the headlines then the underlying investor behavior upon which the fund’s momentum strategy is dependent simply did not perform as intended. When such international issues faded from the headlines the underlying investor behavior that drives the strategy tended to generate more traditional return patterns. In response to the continued fallout from the 2008-2009 financial crisis and stock market crash, the continued intervention by world governments, specifically the United States, in world financial markets by lowering interest rates and bond yields, and injecting unprecedented liquidity into the markets further challenged years of research and experience underlying the Fund’s momentum strategy.

Sincerely,

Jeffrey A. Sexton

Managing Member

Delux Long-Short Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2012

The Fund's performance figures* for the period ending September 30, 2012, compared to its benchmark:

		Since Inception
Class I (a)		(12.62)%
Class A without load(a)		(13.03)%
Class A with 5.75% load(a)		(18.03)%
Class C(b)		(10.97)%
Class N(a)		(12.83)%
S&P 500 Total Return Index*(c)		34.01%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Fund's total annual operating expenses were 2.76%, 3.51%, 2.76%, and 2.51% for the Delux Long-Short Fund's Class A, Class C, Class N, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-723-3589.

* The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
(a) Class A, Class I, and Class N commenced operations on October 3, 2011.
(b) Class C commenced operations on May 16, 2012.
(c) Since inception return assumes an inception date of October 3, 2011.
Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Retail	5.7%
Software	4.4%
Pharmaceuticals	4.4%
Banks	3.8%
Healthcare	3.6%
Commercial Services	3.6%
Chemicals	3.3%
Internet	3.1%
Home Builders	2.9%
Building Materials	2.8%
Other / Cash & Cash Equivalents	62.4%
	100.0%

Delux Long-Short Fund
SCHEDULE OF INVESTMENTS
September 30, 2012
Shares		Value

	COMMON STOCKS - 65.1%
	ADVERTISING - 0.3%
362	Lamar Advertising Co. - Class A *	$ 13,416

	AEROSPACE/DEFENSE - 0.5%
1,359	GenCorp, Inc. *	12,897
595	Spirit Aerosystems Holdings, Inc.-Class A * 13,215
		26,112
	AIRLINES - 0.5%
775	Spirit Airlines, Inc. *	13,237
1,278	US Airways Group, Inc. *	13,368
		26,605
	APPAREL - 0.2%
242	Carter's, Inc. *	13,029

	AUTO PARTS & EQUIPMENT - 0.5%
651	Cooper Tire & Rubber Co.	12,486
429	Dorman Products, Inc. *	13,518
		26,004
	BANKS - 3.8%
529	Banner Corp.	14,336
1,056	BBCN Bancorp, Inc. *	13,316
1,372	Boston Private Financial Holdings	13,157
667	Citizens Republic Bancorp, Inc. *	12,906
1,852	First Commonwealth Financial Corp. 13,057
864	First Merchants Corp.	12,969
1,001	Hanmi Financial Corp. *	12,823
294	Pacific Capital Bancorp *	13,495
666	Pinnacle Financial Partners, Inc. *	12,867
820	PrivateBancorp, Inc.	13,112
1,821	Regions Financial Corp.	13,129
1,223	Susquehanna Bancshares, Inc.	12,793
274	Texas Capital Bancshares, Inc. *	13,621
691	ViewPoint Financial Group, Inc.	13,246
1,304	Western Alliance Bancorp *	13,301
		198,128
	BEVERAGES - 0.3%
411	Constellation Brands, Inc. - Class A * 13,296

	BIOTECHNOLOGY - 1.3%
628	Affymax, Inc. *	13,226
686	Alnylam Pharmaceuticals, Inc. *	12,890
568	Ariad Pharmaceuticals, Inc. *	13,760
1,072	Cambrex Corp. *	12,575
92	Regeneron Pharmaceuticals, Inc. *	14,045
		66,496
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	BUILDING MATERIALS - 2.8%
661	Apogee Enterprises, Inc.	$ 12,969
1,591	Cemex SAB de CV (ADR) *	13,253
290	Eagle Materials, Inc.	13,415
476	Fortune Brands Home & Security *	12,857
266	Lennox International, Inc.	12,864
969	Louisiana-Pacific Corp. *	12,112
844	Masco Corp.	12,702
246	Nortek, Inc. *	13,464
663	Quanex Building Products Corp.	12,491
390	Trex Co, Inc. *	13,307
583	USG Corp. *	12,797
		142,231
	CHEMICALS - 3.3%
393	American Vanguard Corp.	13,676
209	Cytec Industries, Inc.	13,694
237	Eastman Chemical Co.	13,511
397	HB Fuller Co.	12,180
351	Georgia Gulf Corp.	12,713
260	LyondellBasell Industries NV-Class A 13,432
1,528	OMNOVA Solutions, Inc. *	11,567
277	Quaker Chemical Corp.	12,928
90	Sherwin-Williams Co.	13,402
322	TPC Group, Inc. *	13,141
231	Valspar Corp.	12,959
181	Westlake Chemical Corp.	13,224
223	WR Grace & Co. *	13,175
		169,602
	COMMERCIAL SERVICES - 3.6%
1,486	AMN Healthcare Services, Inc. *	14,949
822	Convergys Corp.	12,881
491	CoreLogic, Inc. *	13,026
1,645	Global Cash Access Holdings, Inc. *	13,242
1,737	Great Lakes Dredge & Dock Corp.	13,375
1,042	H&E Equipment Services, Inc.	12,629
294	Kenexa Corp. *	13,474
464	Lender Processing Services, Inc.	12,941
327	Macquarie Infrastructure Co. LLC	13,564
495	Medifast, Inc. *	12,944
659	On Assignment, Inc. *	13,127
485	Team Health Holdings, Inc. *	13,158
378	United Rentals, Inc. *	12,364
191	Wright Express Corp. *	13,316
		184,990
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	COMPUTERS - 2.3%
368	3D Systems Corp. *	$ 12,089
1,038	Cray, Inc. *	13,183
431	Fusion-io, Inc. *	13,046
252	MTS Systems Corp.	13,495
831	Mentor Graphics Corp. *	12,864
523	Netscout Systems, Inc. *	13,342
420	Seagate Technology PLC	13,020
229	Stratasys, Inc. *	12,458
332	Western Digital Corp.	12,858
		116,355
	DISTRIBUTION/WHOLESALE - 0.3%
467	Beacon Roofing Supply, Inc. *	13,310

	DIVERSIFIED FINANCIAL SERVICES- 1.8%
157	Altisource Portfolio Solutions SA *	13,541
151	Credit Acceptance Corp. *	12,912
469	Ellie Mae, Inc. *	12,771
471	Ocwen Financial Corp. *	12,910
129	Portfolio Recovery Associates, Inc. * 13,471
721	SeaCube Container Leasing, Ltd.	13,519
148	Virtus Investment Partners, Inc. *	12,728
		91,852
	ELECTRICAL COMPONENTS & EQUIPMENT- 1.3%
206	Acuity Brands, Inc.	13,038
375	EnerSys, Inc. *	13,234
249	FEI Co.	13,321
461	Huaneng Power International, Inc. (ADR) 13,798
174	OSI Systems, Inc. *	13,544
		66,935
	ENGINEERING & CONSTRUCTION - 0.5%
156	Grupo Aeroportuario del Sureste SAD de CV(ADR) 13,822
308	Shaw Group, Inc. *	13,435
		27,257
	ENTERTAINMENT - 1.5%
396	Cedar Fair LP	13,254
883	Lions Gate Entertainment Corp. *	13,483
331	Madison Square Garden Co. *	13,329
859	Multimedia Games Holding Co, Inc. * 13,512
861	Shuffle Master, Inc. *	13,612
228	Six Flags Entertainment Corp.	13,406
		80,596
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	FOOD - 1.0%
424	B&G Foods, Inc.	$ 12,851
864	Dean Foods Co. *	14,126
207	Hain Celestial Group, Inc. *	13,041
1,082	Smart Balance, Inc. *	13,071
		53,089
	FOREST PRODUCTS - 0.3%
451	Neenah Paper, Inc.	12,917

	HEALTHCARE - 3.6%
602	ABIOMED, Inc. *	12,636
1,859	Accuray, Inc. *	13,162
111	Air Methods Corp. *	13,250
353	Align Technology, Inc. *	13,050
148	AMERIGROUP Corp. *	13,532
594	Brookdale Senior Living, Inc. *	13,793
469	Cantel Medical Corp.	12,701
952	Capital Senior Living Corp. *	13,775
654	Conceptus, Inc. *	13,283
256	Cyberonics, Inc. *	13,420
372	Genomic Health, Inc. *	12,905
1,515	Metropolitan Health Networks, Inc. * 14,150
958	Spectranetics Corp. *	14,130
943	Sunrise Senior Living, Inc. *	13,457
		187,244
	HOME BUILDERS - 2.9%
935	Brookfield Residential Properties *	13,071
603	DR Horton, Inc.	12,446
884	KB Home	12,685
361	Lennar Corp. - Class A	12,552
332	MDC Holdings, Inc.	12,785
622	M/I Homes, Inc. *	12,029
319	Meritage Homes Corp. *	12,132
803	PulteGroup, Inc. *	12,446
410	The Ryland Group, Inc.	12,300
383	Thor Industries, Inc.	13,911
369	Toll Brothers, Inc. *	12,262
1,025	Winnebago Industries, Inc. *	12,946
		151,565
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	HOME FURNISHINGS - 0.5%
908	La-Z-Boy, Inc. *	$ 13,284
410	Select Comfort Corp. *	12,935
		26,219
	HOUSEHOLD PRODUCTS - 0.8%
1,099	Central Garden and Pet Co. - Class A * 13,276
253	Jarden Corp.	13,369
787	Prestige Brands Holdings, Inc. *	13,348
		39,993
	INSURANCE - 0.8%
964	Presidential Life Corp.	13,429
504	Protective Life Corp.	13,210
657	Stewart Information Services Corp.	13,232
		39,871
	INTERNET - 3.1%
388	AOL, Inc. *	13,669
744	Blucora, Inc. *	13,251
485	DealerTrack Holdings, Inc. *	13,507
67	Equinix, Inc. *	13,805
452	HealthStream, Inc. *	12,864
260	Liquidity Services, Inc. *	13,055
522	magicJack VocalTec, Ltd. *	12,805
371	SPS Commerce, Inc. *	14,272
261	Sourcefire, Inc. *	12,797
1,369	VASCO Data Security International, Inc. * 12,841
283	VeriSign, Inc. *	13,779
713	Web.com Group, Inc. *	12,798
		159,443
	LEISURE TIME - 0.3%
321	Arctic Cat, Inc. *	13,309

	LODGING - 0.5%
337	Ryman Hospitality Properties, Inc. *	13,322
252	Wyndham Worldwide Corp.	13,225
		26,547
	MACHINERY - 1.5%
681	Altra Holdings, Inc.	12,394
275	DXP Enterprises, Inc. *	13,137
104	Flowserve Corp.	13,285
975	Manitowoc Co., Inc.	13,006
114	NACCO Industries, Inc. - Class A	14,297
592	Terex Corp. *	13,367
		79,486
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	MEDIA - 0.5%
363	CBS Corp. - Class B	$ 13,188
729	Gannet Co, Inc.	12,940
		26,128
	MISCELLANEOUS MANUFACTURING - 1.0%
431	American Railcar Industries, Inc. *	12,215
690	GP Strategies Corp. *	13,331
377	Movado Group, Inc.	12,712
1,255	Smith & Wesson Holding Corp. *	13,818
		52,076
	OFFICE FURNISHINGS - 0.3%
1,394	Steelcase, Inc. - Class A	13,731

	OIL & GAS - 2.6%
953	Alon USA Energy, Inc.	13,056
448	Calumet Specialty Products Partners, LP	14,336
830	Cheniere Energy, Inc. *	12,906
598	Cobalt International Energy, Inc. *	13,317
516	Delek US Holdings, Inc.	13,153
1,697	FX Energy, Inc. *	12,660
1,782	Halcon Resources Corp. *	13,062
343	Plains Exploration & Production Co. * 12,852
325	Tesoro Corp.	13,617
497	Western Refining, Inc.	13,011
		131,970
	OIL & GAS SERVICES - 0.5%
679	Exterran Holdings, Inc. *	13,770
1,047	Flotek Industries, Inc. *	13,265
		27,035
	PHARMACEUTICALS - 4.4%
597	Grifols SA (ADR) *	13,629
563	Infinity Pharmaceuticals, Inc. *	13,259
896	Isis Pharmaceuticals, Inc. *	12,607
545	Medivation, Inc. *	30,716
1,272	Nektar Therapeutics *	13,585
160	Onyx Pharmaceuticals, Inc. *	13,520
727	Pacira Pharmaceuticals, Inc. *	12,650
271	Par Pharmaceutical Cos, Inc. *	13,545
214	Pharmacyclics, Inc. *	13,803
680	Questcor Pharmaceuticals, Inc. *	12,580
309	Salix Pharmaceuticals, Ltd. *	13,083
546	Schiff Nutrition International, Inc. *	13,208
297	Taro Pharmaceutical Industries, Ltd. * 13,570
1,809	Threshold Pharmaceuticals, Inc. *	13,097
277	USANA Health Sciences, Inc. *	12,872
708	Vivus, Inc. *	12,617
		228,341
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	PIPELINES - 0.8%
393	Atlas Energy LP	$ 13,574
589	Cheniere Energy Partners LP	13,470
308	Tesoro Logistics LP	13,336
		40,380
	RETAIL - 5.7%
530	AFC Enterprises, Inc. *	13,038
622	American Eagle Outfitters	13,112
829	Brown Shoe Co., Inc.	13,289
249	Cabela's, Inc. *	13,615
621	Collective Brands, Inc. *	13,482
591	Conn's, Inc. *	13,032
178	Dillard's, Inc. - Class A	12,873
1,009	Fifth & Pacific Cos, Inc. *	12,895
370	Foot Locker, Inc.	13,135
435	Francesca's Holdings Corp. *	13,368
355	GNC Holdings, Inc. - Class A	13,834
374	The Gap, Inc.	13,382
226	Hibbett Sports, Inc. *	13,436
224	Home Depot, Inc.	13,523
413	Lithia Motors, Inc. - Class A	13,757
258	Lumber Liquidators Holdings, Inc. *	13,075
256	Papa John's International, Inc. *	13,673
195	PetSmart, Inc.	13,451
698	Pier 1 Imports, Inc.	13,080
205	Ross Stores, Inc.	13,243
357	Susser Holdings Corp. *	12,913
512	Zumiez, Inc. *	14,198
		293,404
	SEMICONDUCTORS - 1.5%
875	ChipMOS TECHNOLOGIES Bermuda, Ltd. *	13,869
338	Cirrus Logic, Inc. *	12,976
1,078	Magnachip Semiconductor Corp. *	12,720
128	Mellanox Technologies, Ltd. *	12,996
666	Monolithic Power Systems, Inc. *	13,153
414	Ultratech, Inc. *	12,991
		78,705
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	SOFTWARE - 4.4%
714	Acxiom Corp. *	$ 13,045
344	Akamai Technologies, Inc. *	13,161
181	Concur Technologies, Inc. *	13,345
437	Cornerstone OnDemand, Inc. *	13,398
1,029	Deltek, Inc. *	13,398
553	Ebix, Inc.	13,056
294	Fair Isaac Corp.	13,012
1,083	InnerWorkings, Inc. *	14,101
335	Medidata Solutions, Inc. *	13,902
219	NetSuite, Inc. *	13,972
1,711	NQ Mobile, Inc. (ADR) *	13,688
958	Quest Software, Inc. *	26,824
528	SS&C Technologies Holdings, Inc. *	13,311
230	SolarWinds, Inc. *	12,820
314	Tyler Technologies, Inc. *	13,822
136	Ultimate Software Group, Inc. *	13,886
		228,741
	TELECOMMUNICATIONS - 0.8%
525	Allot Communications, Ltd. *	13,923
839	Ixia *	13,482
572	Procera Networks, Inc. *	13,442
		40,847
	TEXTILES - 0.3%
164	Mohawk Industries, Inc. *	13,123

	TOYS/GAMES/HOBBIES - 0.3%
1,576	LeapFrog Enterprises, Inc. *	14,215

	TRANSPORTATION - 1.3%
160	Canadian Pacific Railway, Ltd.	13,262
803	Celadon Group, Inc.	12,904
491	RailAmerica, Inc. *	13,488
649	Saia, Inc. *	13,071
1,104	XPO Logistics, Inc. *	13,513
		66,238
	TRUCKING & LEASING - 0.3%
432	Textainer Group Holdings, Ltd.	13,198

	WATER- 0.3%
170	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	13,806

	TOTAL COMMON STOCKS (Cost $3,425,530)	3,347,835
See accompanying notes to financial statements.
Delux Long-Short Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2012
Shares		Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.3%
605	CBL & Associates Properties, Inc.	$ 12,911
512	Coresite Realty Corp	13,793
403	Extra Space Storage, Inc.	13,400
689	General Growth Properties, Inc.	13,422
1,715	Newcastle Investment Corp	12,914
2,086	NorthStar Realty Finance Corp	13,267
823	Pennsylvania Real Estate Investment Trust 13,053
647	Sabra Health Care REIT, Inc.	12,946
1,180	Sunstone Hotel Investors, Inc. *	12,980
	TOTAL REITs (Cost $122,174)	118,686

Contracts (a)
	PUT OPTIONS PURCHASED* - 2.3%
50	S & P 500 Index - Exercise Date/Price - Dec 2012/P1450	$ 119,375
	TOTAL PUT OPTIONS PURCHASED (Cost $104,603) $ 119,375

	TOTAL INVESTMENTS - 69.7% (Cost $3,652,307) (b)	$ 3,585,896
	OTHER ASSETS IN EXCESS OF LIABILITIES - 30.3% 1,562,376
	TOTAL NET ASSETS - 100.0%	$ 5,148,272

Contracts (a)		Value
	PUT OPTIONS WRITTEN* - (1.1)%
50	S & P 500 Index - Exercise Date/Price - Dec 2012/P1375	$ (56,875)
	TOTAL PUT OPTIONS WRITTEN (Cost $49,772)$ (56,875)

* Non-Income producing security.
(a) Each contract is equivalent to 100 shares.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put options written, is $3,648,256 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 18,488
	Unrealized depreciation	(137,723)
	Net unrealized depreciation	$ (119,235)

See accompanying notes to financial statements.

Delux Long-Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012

ASSETS
Investment securities:
At cost	$ 3,652,307
At value	$ 3,585,896
Receivable for securities sold	3,381,989
Deposits at broker	115,910
Cash	4,462
Due from Broker	19,483
Receivable due from Advisor	2,105
Dividends and interest receivable	5,162
Prepaid expenses and other assets	6,729
TOTAL ASSETS	7,121,736

LIABILITIES
Demand loan payable	1,890,420
Put options written, at value (proceeds $49,772)	56,875
Payable for Fund shares repurchased	1,046
Fees payable to other affiliates	2,344
Accrued expenses and other liabilities	22,779
TOTAL LIABILITIES	1,973,464
NET ASSETS	$ 5,148,272

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 6,421,286
Accumulated net investment loss	(488,276)
Accumulated net realized loss from investment transactions, options written, futures contracts, securities sold short and foreign currency transactions	(711,224)
Net unrealized depreciation on investment transactions and options written	(73,514)
NET ASSETS	$ 5,148,272

See accompanying notes to financial statements.
Delux Long-Short Fund
STATEMENT OF ASSETS AND LIABILITIES (continued)
September 30, 2012

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 870
Shares of beneficial interest outstanding	104
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 8.39	(c)

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 8.90

Class C Shares:
Net Assets	$ 890
Shares of beneficial interest outstanding	105
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 8.44	(c)

Class N Shares:
Net Assets	$ 94,889
Shares of beneficial interest outstanding	11,284
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.41
Class I Shares:
Net Assets	$ 5,051,623
Shares of beneficial interest outstanding	598,959
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.43

(a)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.
(c) NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

Delux Long-Short Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2012 (A)

INVESTMENT INCOME
Dividends (net of withholding taxes of ($137)	$ 73,082
Interest	1,685
TOTAL INVESTMENT INCOME	74,767

EXPENSES
Investment advisory fees	113,645
Distribution (12b-1) fees:
Class A	52
Class N	211
Professional fees	40,114
Interest expense	37,953
Administrators and related parties fees and expenses	26,280
Compliance officer fees	14,323
Dividend expense on securities sold short	11,194
MFund service fees	10,692
Custodian fees	9,800
Registration fees	5,714
Pricing fees	5,399
Trustees fees and expenses	3,669
Printing and postage expenses	1,689
Insurance expense	741
Non 12b-1 shareholder servicing fees	519
Other expenses	23,132
TOTAL EXPENSES	305,127

Less: fees waived by the Advisor	(95,649)
Less: fees reimbursed by the Advisor	(17,172)
NET EXPENSES	192,306

NET INVESTMENT LOSS	(117,539)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investment transactions	(435,719)
Foreign currency transactions	(390,886)
Securities sold short	(182,555)
Options written	286,679
Futures transactions	(146,343)
Distributions of realized gains by underlying investment companies	216
(868,608)
Net change in unrealized depreciation on:
Investment transactions	(66,411)
Options written	(7,103)
(73,514)

NET REALIZED AND UNREALIZED LOSS	(942,122)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,059,661)

(A)	Class A, Class I and Class N commenced operations on October 3, 2011. Class C commenced operations on May 16, 2012.

See accompanying notes to financial statements.

Delux Long-Short Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
NET INCREASE (DECREASE) IN NET ASSETS	Period Ended
September 30, 2012 (A)
FROM OPERATIONS
Net investment loss	$ (117,539)
Net realized loss from investment transactions, options written, futures contracts, securities sold short and foreign currency transactions	(868,824)
Distributions of realized gains by underlying investment companies	216
Net change in unrealized depreciation on investment transactions and options written	(73,514)
Net decrease in net assets resulting from operations	(1,059,661)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(36)
Class N	(144)
Class I	(213,397)
Total distributions to shareholders	(213,577)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	48,034
Class C	1,000
Class N	145,395
Class I	7,238,768
Net asset value of shares issued in reinvestment of distributions:
Class A	36
Class N	36
Class I	99,759
Payments for shares redeemed:
Class A	(41,417)
Class N	(31,689)
Class I	(1,038,412)
Net increase in net assets from shares of beneficial interest	6,421,510

TOTAL INCREASE IN NET ASSETS	5,148,272

NET ASSETS
Beginning of Period	-
End of Period *	$ 5,148,272
*Includes accumulated net investment loss of:	$ (488,276)
See accompanying notes to financial statements.
Delux Long-Short Fund
STATEMENT OF CHANGES IN NET ASSETS (continued)

SHARE ACTIVITY
Class A:
Shares Sold	4,871
Shares Reinvested	4
Shares Redeemed	(4,771)
Net increase in shares of beneficial interest outstanding	104

Class C:
Shares Sold	105
Net increase in shares of beneficial interest outstanding	105

Class N:
Shares Sold	14,909
Shares Reinvested	4
Shares Redeemed	(3,629)
Net increase in shares of beneficial interest outstanding	11,284

Class I:
Shares Sold	701,432
Shares Reinvested	10,118
Shares Redeemed	(112,591)
Net increase in shares of beneficial interest outstanding	598,959

(A)	Class A, Class I and Class N commenced operations on October 3, 2011. Class C commenced operations on May 16, 2012.

See accompanying notes to financial statements.

Delux Long-Short Fund
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED SEPTEMBER 30, 2012 (A)

Increase (Decrease) in Cash
	Cash flows provided by/(used for) operating activities:
	Net decrease in net assets resulting from operations	$ (1,059,661)

	Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:

	Purchases of long-term portfolio investments	$ (177,028,076)
	Purchase of securities and options in closing transactions	(16,432,548)
	Purchase of long options	(1,747,923)
	Net payments on futures and forwards transactions	(516,432)
	Proceeds from sales of long-term portfolio investments	173,725,613
	Proceeds/premiums from options written	499,938
	Proceeds from sale of long options	990,961
	Proceeds/premiums from securities sold short	16,037,324
	Increase in interest and dividends receivable	(5,162)
	Increase in prepaid expenses and other assets	(6,729)
	Increase in receivable for securities sold	(3,381,989)
	Increase in Due from Broker	(19,483)
	Increase in Due from Advisor	(2,105)
	Increase in Deposits at Broker	(115,910)
	Increase in fees payable to other affiliates	2,344
	Increase in payable for Fund shares repurchased	1,046
	Increase in other accrued expenses	22,779
	Net realized loss on investments	868,608
	Change in unrealized depreciation on investments	73,514
	Net cash used for operating activities	(8,093,891)

	Cash flows provided by/(used for) financing activities:
	Proceeds from sale of shares	7,433,197
	Redemption of shares	(1,111,518)
	Dividends paid to shareholders, net of reinvestments	(113,746)
	Proceeds from demand loan	1,890,420
	Net cash provided by financing activities	8,098,353

	Net increase in cash	4,462
	Cash at beginning of period	-
	Cash at end of period	$ 4,462
(A)	Class A, Class I and Class N commenced operations on October 3, 2011. Class C commenced operations on May 16, 2012.
Non-cash financing transactions: Reinvestment of shares $99,831.

See accompanying notes to financial statements.

Delux Long-Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	For the Periods Ended September 30, 2012 (1)

	Class A		Class C		Class N		Class I

Net asset value, beginning of period	$ 10.00		$ 9.48		$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.22)		(0.07)		(0.21)		(0.19)
Net realized and unrealized loss	(1.03)		(0.97)		(1.02)		(1.02)
Total from investment operations	(1.25)		(1.04)		(1.23)		(1.21)

Less distributions from:
Net realized gains	(0.36)		-		(0.36)		(0.36)
Total distributions	(0.36)		-		(0.36)		(0.36)

Net asset value, end of period	$ 8.39		$ 8.44		$ 8.41		$ 8.43

Total return (3)	(13.03)%	(5)	(10.97)%	(5)	(12.83)%	(5)	(12.62)%	(5)

Net assets, at end of period	$ 870		$ 890		$ 94,889		$ 5,051,623

Ratio of gross expenses to average
net assets (4)(7)(8)	5.60%	(6)	5.35%	(6)	5.60%	(6)	5.35%	(6)
Ratio of net expenses to average
net assets (7)(8)	3.62%	(6)	3.37%	(6)	3.62%	(6)	3.37%	(6)
Ratio of net investment loss
to average net assets (8)	(2.31)%	(6)	(2.05)%	(6)	(2.31)%	(6)	(2.05)%	(6)

Portfolio Turnover Rate	3466%	(5)	3466%	(5)	3466%	(5)	3466%	(5)

(1)								Class A, Class I and Class N commenced operations on October 3, 2011. Class C commenced operations on May 16, 2012.
(2)								Per share amounts calculated using the average shares method.
(3)	Total Return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.
(4)								Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Not annualized.
(6) Annualized.
(7)	The ratios includes 0.67% attributed to interest expense and 0.20% attributed to dividends on securities sold short for the period ended September 30, 2012.
(8)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund Invests.

See accompanying notes to financial statements.

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2012

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust,(“the Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently several other series (or funds) of the Trust, and additional series (or funds) may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time. These financial statements include the following series: Delux Long-Short Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is Delux Capital Group, LLC (the “Advisor”).

The Delux Long-Short Fund Class A, Class I, and Class N commenced operations on October 3, 2011.Class C commenced operations on May 16, 2012. The Fund’s objective is capital appreciation.

The Fund offers four classes of shares, Class A, Class I, Class N, and Class C. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation -The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings; (e) option contracts are valued at their last sale price, or, if there were no sales on that day, purchased contracts are valued at their last reported current bid price and written contracts are valued at their last reported current ask price. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets and liabilities are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Assets

Security Classifications	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Common Stocks (b)	$ 3,347,835	$ -	$ -	$ 3,347,835
REITs	118,686	-	-	118,686
Put Options Purchased	-	119,375	-	119,375
Total	$ 3,466,521	$ 119,375	$ 0	$ 3,585,896

Liabilities

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Put Options Written	$ -	$ 56,875	$ 56,875
Total	$ -	$ 56,875	$ 56,875

(a) As of and during the period since inception from October 3, 2011 through September 30, 2012, the Fund held no assets or liabilities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) All common stock and closed-end funds held by the Fund are Level 1 securities. For a detailed break-out of both by major industry classification, please refer to the Schedule of Investments.

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

b)

Accounting for Derivatives (Options) - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Accounting for Derivatives (Forward Foreign Currency Exchange Contracts) - The Fund may enter into forward foreign currency exchange contracts (“forward contracts”) in connection with its investments in securities generally, foreign securities, or domestic securities that are denominated in a foreign currency, to hedge against possible adverse variations in exchange rates or overall declines in portfolio value.  The Fund may also enter into forward foreign currency exchange contracts to generate returns from the movements in exchange rates between the U.S dollar and one or more foreign currencies or movements in exchange rates between foreign currencies.  A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Forward contracts are valued at their unrealized gain or loss which is measured by the difference between the forward foreign exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date and are included in the Statement of Assets and Liabilities.  Realized and unrealized gains and losses are included in the Statement of Operations.  These instruments involve market risk, credit risk or both, in excess of the amount recognized in the Statement of Assets and Liabilities.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Accounting for Derivatives (Futures Contracts) - The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund upon closing the futures contract. The Fund records an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Fund may be required to make cash payments to maintain their required margin.  In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively.

Successful use of futures by the Fund is also subject to the Advisor’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Fund will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

The locations on the Statement of Assets and Liabilities at September 30, 2012 of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Value of Derivatives
Assets: Put options purchased	Investment securities, at value	$ 119,375
Liabilities: Put options written	Put Options written, at value	(56,875)
Total		$ 62,500

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2012 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Foreign currency transactions	FX Risk	Net realized loss from foreign currency transactions	$(390,886)
Futures transactions	Equity Risk	Net realized loss from futures transactions	$(146,343)
Put Options written	Equity Risk	Net realized gain from options written	$286,679
Put options purchased	Equity Risk	Net change in unrealized appreciation on investments	$14,771
Put options written	Equity Risk	Net change in unrealized appreciation on options written	$(7,103)

Total			$(242,882)

The above table is an indication of volume in the Fund's derivative activity.

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

c)

Short Sales - The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

d)

Federal Income Tax - The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period since inception from October 3, 2011 through September 30, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. As of September 30, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions that will be taken on Federal income tax returns for all open tax periods (2012) and has concluded that no provision for income tax is required in these financial statements. No examination of the Fund’s tax return is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads) - The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the period since inception from October 3, 2011 through September 30, 2012 there were no CDSC fees paid to the Distributor.

k)

Due from broker- represents a receivable resulting from the liquidation of  MF Global,Inc. (MFGI), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (“SIPA”).  The receivable was sold by the Fund to RBS and was collected in full in October 2012.

(2)

INVESTMENT TRANSACTIONS

For the period since inception from October 3, 2011 through September 30, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 177,028,076	$ 173,725,612

There were no government securities purchased or sold during the period.

(3) DERIVATIVES TRANSACTIONS

A summary of option contracts written by the Fund during the period since inception from October 3, 2011 through September 30, 2012 were as follows:

	Call Options
	Number of Options*	Option Premiums

Options outstanding at beginning of period	$ -	$ -
Options written	2,601,920	223,307
Options covered	(2,600,650)	(41,754)
ptions exercised	-	-
Options expired	(1,270)	(181,553)
Options outstanding at end of period	$ -	$ -

	Put Options
	Number of Options*	Option Premiums

Options outstanding at beginning of period	$ -	$ -
Options written	1,750	326,402
Options covered	(1,575)	(186,963)
Options exercised	-	-
Options expired	(125)	(89,667)
Options outstanding at end of period	$50	$ 49,772

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

* One option contract is equivalent to one hundred shares of common stock.

(4)OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(5) ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Delux Capital Group LLC is the Advisor to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its services under the Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 2.00% of the average daily net assets of the Fund. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the period ended September 30, 2012, advisory fees of $113,645 were incurred by the Fund, before the waiver and reimbursement described below, with $2,105 remainingdue from the Advisor at September 30, 2012.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 2.50% for all classes of the Fund’s shares through January 31, 2013. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended September 30, 2012, the Advisor waived advisory fees of $95,649 and reimbursed expenses of $17,172.  As of September 30, 2012, the Advisor may recapture $112,821 of waived advisory fees and reimbursed expenses no later than September 30, 2015.

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Prior to April 27, 2012, the Trust was party to an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provided day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services, the Fund paid Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period since inception from October 3, 2011 through September 30, 2012, the Fund incurred $13,355 for such fees.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended September 30, 2012, the Fund incurred $10,692 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Effective April 27, 2012, Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Through February 27, 2012, the Trust had adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund paid to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 0.25% for the Class N shares based on average daily net assets of each class. Class A shares were paying 0.25% per annum of 12b-1 fees. Class N shares were paying 0.25% per annum of 12b-1 fees. The Advisor, in turn, paid such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan was a compensation plan, which meant that compensation was provided regardless of 12b-1 expenses incurred.

Effective February 28, 2012, the Trust has adopted a New Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares.  Under the New Distribution Plan related to the Class A Shares, the Fund may incur an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares.  Class A Shares of the Fund are currently incurring an annual fee of up to 0.25% of average daily net assets.  Under the Fund’s Plan related to the Class N Shares, the Fund may incur an annual fee of up to 0.25% of the average daily net assets of the Fund’s Class N Shares.  The New Distribution Plan is a reimbursement plan, which means that compensation is provided only as 12b-1 expenses are incurred.

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

For the period ended September 30, 2012, the Advisor received $261 in underwriter concessions from the sale of shares of the Fund.

(6) BANK LOANS

The Fund has an unsecured $6,000,000 leveraged line of credit.  Borrowings under this arrangement bear interest at the one month LIBOR plus 125 basis points.  As of September 30, 2012, the Fund was paying interest at 1.48% on its outstanding borrowings.  No compensating balances are required.  For the period since inception from October 3, 2011 through September 30, 2012, the average borrowings and interest rate under the line of credit were $1,157,374 and 1.50%, respectively.  The amount borrowed at September 30, 2012 was $1,890,420.

(7)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended September 30, 2012 was as follows:

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized depreciation of investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $488,276.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $665,503.

Permanent book and tax differences primarily attributable to the tax treatment of net operating losses and foreign exchange losses and adjustments for partnerships, passive foreign investment companies and the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the Fund for the period ended September 30, 2012 as follows: a decrease in paid in capital of $224; an increase in accumulated net investment loss of $370,737 and a decrease in accumulated net realized loss from security transactions of $370,961.

(8) UNDERLYING FUND RISK

Each underlying fundis subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real

DELUX LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2012, Ameritrade, Inc. held 96.71% of the voting securities of the Fund, for the sole benefit of its customers and may be deemed to control the Fund.

(10) SUBSEQUENT EVENTS

The Board of Trustees of the Mutual Fund Series Trust has concluded that it is in the best interests of the Delux Long-Short Fund and its shareholders that the Fund cease operations.  The Board determined to close the Fund, and redeem all outstanding shares, on October 19, 2012.  On October 2, 2012, the Fund departed from its stated investment objective and liquidated substantially all of its portfolio to invest in cash equivalents such as money market funds.  Shares of the Fund are no longer available for purchase.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees ofMutual Fund Series Trust

and the Shareholdersof the Delux Long-Short Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Delux Long-Short Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust, as of September 30, 2012, and the related statements of operations and changes in net assets and the financial highlights for the period from October 3, 2011 (commencement of operations) to September 30, 2012.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delux Long-Short Fund, as of September 30, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period from October 3, 2011 to September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 27, 2012

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b‐1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N‐Q. The Fund’s Forms N‐Q are available on the Commission’s website at  http://www.sec.gov. The Fund’s Forms N‐Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1‐855‐723‐3589; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is available without charge, upon request, by calling 1‐855‐723‐3589; and on the Commission’s website at http://www.sec.gov.

Approval of the Delux Long-Short Fund Advisory Agreement

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on November 29, 2011, the Board considered the approval of the Management Agreement between Delux Capital Group, LLC. (“Delux”) and the Trust on behalf of the Delux Long-Short Fund (for purposes of this section, the “Fund”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by Delux setting forth, and the adviser’s responses to, a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund. The Trustees noted that Delux will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to the business and the qualifications of the personnel of Delux, the Trustees examined a copy of the firm’s registration statement on Form ADV and discussed, in particular, the experience of its fund management personnel. The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the Fund. The Trustees considered Delux’s duties under the terms of the Management Agreement. Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund. The Board considered the approximately 20 years of performance of a composite of the adviser’s separately managed accounts using a strategy similar to that proposed for the Fund as compared to broad based market indices. Based upon their review, the Trustees concluded that Delux has the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by Delux, the Trustees reviewed the firm’s estimates of its profitability and financial information about the firm. The Trustees also considered whether Delux had agreed to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits. Based on their review, the Trustees concluded that they were satisfied that Delux’s expected level of profitability from its relationship with the Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a relevant peer group. The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group. The Board noted that the Fund would pay 1.00% of its average daily net assets to the adviser. The Board also noted that the Fund’s proposed management fee and expense ratio were above the averages for funds in the Fund’s peer group, but in line with or lower than certain funds in the peer group. Following the discussion, the Trustees concluded that the Fund’s proposed management fee was acceptable in light of the quality of services the Fund expects to receive from Delux and the level of fees paid by funds in the peer group.

Additional Information (Unaudited) (continued)

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for the adviser to share the economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets. The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund and its shareholders.

TRUSTEE AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table. The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-329-4246.

Independent Trustees				Number of
	Position(s)			Portfolios
	Held	Term* and	Principal	Overseen In
Name, Address	with	Length	Occupation(s)	The Fund	Other Directorships Held
Year of Birth	Registrant	Served	During Past 5 Years	Complex	During Past 5 Years
Tobias Caldwell	Trustee	Since	Manager of	25	None
c/o Mutual Fund		6/2006	Genovese Family
Series Trust 4020 South 147th			Enterprises, a real estate firm, since
Street, Suite 2,			2000. Manager of
Omaha, NE 68137			PTL Real Estate
Year of Birth: 1967			LLC, a real
estate/investment
firm since 2001.
Tiberiu Weisz	Trustee	Since	Attorney with and	25	None
c/o Mutual Fund		6/2006	shareholder of
Series Trust 4020 South 147th			Gottlieb, Rackman & Reisman, P.C.,
Street, Suite 2,			since 1994.
Omaha, NE 68137
Year of Birth: 1949
Dr. Bert Pariser	Trustee	Since	Managing Partner	25	None
The MITCU Corp.		5/2007	of The MITCU
860 East Broadway,			Corporation, a
Suite 2D,			technology
Long Beach, NY			consulting firm
11561			since 2004. Faculty
Year of Birth: 1940			Member Technical
Career Institutes,
since 1991

TRUSTEE AND OFFICERS (Unaudited) (continued)

Interested Trustee** and Officers

Number of
	Position(s)			Portfolios	Other
	Held	Term and		Overseen In	Directorships
Name, Address	with	Length	Principal Occupation(s)	The Fund	Held During
Year of Birth	Registrant	Served	During Past 5 Years	Complex	Past 5 Years

Jerry Szilagyi	Trustee,	Trustee	Managing Member, Catalyst	25	None
22 High Street,	President	since	Capital Advisors LLC,
Huntington, NY	and Chief	7/2006;	January 2006- present;
11743	Executive	President	President, MFund Services
Year of Birth: 1962	Officer	and Chief	LLC, 1/2012 to present;
		Executive	President, Abbington
		Officer	Capital Group LLC, 1998-
		since	present;
		4/2012	President, Mutual Advisors,
Inc., 3/2011 to present;
CEO, ThomasLloyd Global
Asset Management
(Americas) LLC, 9/2006 to
3/2010;
SVP Business
Development, Integrity
Mutual Funds, Inc., 5/2003-
7/2006.

Erik Naviloff 450 Wireless Blvd Hauppauge, New York 11788 Year of Birth: 1968	Treasurer and Principal Financial Officer and	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, New York 11788 Year of Birth: 1976	Secretary	Since 4/2012

Vice President of Gemini

Fund Services, LLC (since

2011); Director of Legal Administration, Gemini Fund Services, LLC (since

2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 -

2011).

				N/A	N/A
Debra Brown CCO Compliance 32 Saddlebrook Lane Phoenixville, PA 19460 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present	N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

Delux Long-Short Fund

EXPENSE EXAMPLES

September 30, 2012 (Unaudited)

As a shareholder of the Delux Long-Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Delux Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Delux Long-Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12 – 9/30/12	Expense Ratio During Period*** 4/1/12 – 9/30/12
Class A	$1,000.00	$857.87	$16.99	3.66%
Class C**	1,000.00	890.30	12.32	3.46
Class N	1,000.00	859.92	16.86	3.63
Class I	1,000.00	860.20	17.67	3.80
Hypothetical (5% return before expenses)	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12 – 9/30/12	Expense Ratio During Period*** 4/1/12 – 9/30/12
Class A	$1,000.00	$1,006.71	$18.35	3.66%
Class C	1,000.00	1,011.97	13.11	3.46
Class N	1,000.00	1,006.87	18.19	3.63
Class I	1,000.00	1,006.00	19.06	3.80

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (138) divided by the number of days in the fiscal year (366).

***Annualized.

Mutual Fund Series Trust

4020 South 147th Street

Omaha, NE 68137

ADVISOR

Delux Capital Group LLC

400 West Market Street

Suite 2200

Louisville, KY 40202

ADMINISTRATOR & TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

DISTRIBUTOR

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2012	2011
Delux Long-Short Fund	11,500	-

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2012	2011
Delux Long-Short Fund	2,000	-

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 5, 2012